Restructuring, Goodwill Impairments and Other Special Charges (Credits), Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Restructuring Goodwill Impairment and Other Special Charges by Operating Segment (Textual) [Abstract]
Restructuring, goodwill impairment and other special charges (credits), net	$ (11)	$ 0
Recorded Favorable Adjustment	11
Restructuring Accruals	$ 79		$ 89